UNAUDITED CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par Value Per Share	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000		59,504,853	59,504,853
Preferred Stock, Shares issued	0
Preferred Stock, Shares Outstanding	0
Founder Spac [Member]
Temporary Equity, Shares Authorized			31,625,000
Temporary Equity, Redemption Price Per Share			$ 10.15
Preferred Stock, Par Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock, Shares issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Class A [Member]
Ordinary shares, Par Value Per Share	$ 0.0001
Ordinary shares, Shares Authorized	690,000,000
Ordinary shares, Shares, Issued	49,714,239
Ordinary shares, Outstanding	49,714,239
Common Class A [Member] | Founder Spac [Member]
Temporary Equity, Shares Authorized		31,625,000	31,625,000
Temporary Equity, Redemption Price Per Share		$ 10.15	$ 10.15
Ordinary shares, Par Value Per Share		$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized		479,000,000	479,000,000
Ordinary shares, Shares, Issued		0	0
Ordinary shares, Outstanding		0	0
Common Class B [Member] | Founder Spac [Member]
Ordinary shares, Par Value Per Share		$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized		20,000,000	20,000,000
Ordinary shares, Shares, Issued		7,906,250	7,906,250
Ordinary shares, Outstanding		7,906,250	7,906,250